UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 71.3%
	Residential – 71.3%
$ 3,612	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.364%	12/25/36	Caa1	$ 2,105,293
1,835	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	A+	2,010,577
8,801	Asset Backed Funding Corporation, Asset Backed Certificates, Series 2006-OPT3	0.436%	11/25/36	Caa3	3,473,328
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.516%	9/25/36	B-	380,088
1,355	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/36	Caa2	1,034,312
2,520	Banc of America Commercial Mortgage Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2	5.767%	5/10/45	BBB	1,979,445
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Baa1	2,086,925
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.791%	2/10/51	AA	1,204,949
6,267	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	5,707,354
1,312	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	965,826
7,735	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.698%	10/25/35	CCC	6,214,445
6,495	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.626%	10/25/36	CC	4,105,322
3,226	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.975%	6/25/47	CCC	2,338,775
8,102	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.436%	6/25/46	Ca	3,370,190
4,968	Bear Stearns ARM Trust, Mortgage Pass Through Certificates, Series 2007-1	2.770%	2/25/47	D	2,808,387
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	AAA	3,550,572
9,320	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.724%	10/25/35	BBB	5,006,937
5,000	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.394%	6/25/37	CCC	3,170,230
3,579	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.332%	3/25/37	CCC	2,622,817
1,828	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.886%	3/25/36	Caa3	1,195,774
5,017	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, sEROES 2005-3	2.788%	8/25/35	Caa2	4,057,539
3,660	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.379%	11/25/36	D	2,094,805
4,594	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.673%	11/25/36	D	2,798,828
2,711	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.165%	7/25/37	Caa3	1,762,844
1,396	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	CCC	1,041,859
426	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	CCC	410,975
2,710	Countrywide Asset Backed Certificates Trust 2005-IM1	0.644%	11/25/35	A-	1,775,546
2,747	Countrywide Asset-Backed Certificates Trust 2006-22	0.354%	5/25/47	BBB	2,657,008
6,987	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.394%	3/25/47	AAA	4,172,109
1,832	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.298%	2/20/36	Caa3	1,179,174
1,421	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.832%	9/25/37	CCC	1,132,573
1,375	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.763%	5/20/36	Caa3	874,858
7,014	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.494%	4/25/36	BB-	6,021,108
380	CPS Auto Trust, 144A	7.500%	4/15/18	BB	378,933
4,966	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	2.901%	3/25/36	CCC	3,005,215
1,763	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.407%	5/25/36	CC	1,391,484
8,158	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.396%	12/25/36	Aaa	1,208,475
9,658	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.156%	12/25/36	Aaa	1,649,574
17,399	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.056%	8/25/37	Aaa	2,539,299
11,017	Fannie Mae REMIC Pass-Through Certificates	6.265%	1/25/40	Aaa	1,814,173
10,527	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.360%	5/15/36	Aaa	1,439,436
21,534	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.330%	7/15/36	Aaa	2,984,528
5,116	First Horizon Alternative Mortgage Securities Trust,	6.000%	7/25/36	CCC	3,608,411
	Mortgage Pass-Through Certificates Series 2006-FA3
4,616	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	CCC	3,264,948
332	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	3.954%	5/25/37	CC	201,985
3,044	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.434%	8/25/37	D	2,098,574
11,341	Freddie Mac Collaterlized Mortgage REMIC Series 3028	6.460%	9/15/35	Aaa	2,018,358
13,727	Freddie Mac Multi-Class Certificates, (I/O)	6.010%	8/15/35	Aaa	1,795,229
3,494	Freddie Mac Multi-Class Certificates, (I/O)	6.860%	6/15/36	Aaa	486,824
8,844	Freddie Mac Multi-Class Certificates, (I/O)	6.710%	8/15/36	Aaa	1,298,355
13,838	Freddie Mac Multi-Class Certificates, (I/O)	6.410%	12/15/36	Aaa	2,188,154
5,432	Freddie Mac Multi-Class Certificates, (I/O)	6.380%	12/15/36	Aaa	694,987
11,505	Freddie Mac Multi-Class Certificates, (I/O)	6.110%	6/15/39	Aaa	1,601,349
9,486	Freddie Mac Multi-Class Certificates, (I/O)	5.910%	10/15/39	Aaa	1,274,810
23,582	Freddie Mac Multi-Class Certificates, (I/O)	5.930%	1/15/40	Aaa	3,241,944
9,601	Freddie Mac Multi-Class Certificates, (I/O)	6.160%	2/15/40	Aaa	1,516,293
505	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.884%	1/25/43	Aaa	84,845
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012	2.288%	1/25/41	Aaa	1,875,635
2,870	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.357%	12/25/46	Aaa	3,017,245
4,274	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	D	2,995,037
4,007	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.356%	2/25/37	CCC	1,547,747
2,760	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-FM3	0.474%	11/25/36	CCC	936,230
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/37	Aaa	493,504
4,169	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.712%	4/25/36	CC	2,930,739
5,529	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	5.223%	5/25/47	D	3,402,540
4,996	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.354%	10/25/36	CCC	1,754,413
2,587	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.519%	8/25/36	BBB	2,520,639
5,139	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.792%	7/25/37	Caa2	4,321,821
2,721	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.362%	7/25/36	Caa3	1,331,256
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.971%	8/15/42	A2	7,622,667
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	4,480,115
1,122	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	4.572%	6/25/37	CCC	746,574
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	AA	6,266,432
5,579	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	3,932,636
1,224	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	4.762%	6/25/37	CCC	826,647
1,057	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.354%	3/25/37	CCC	568,868
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.533%	12/25/35	CCC	6,521,026
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.327%	1/12/44	Aa2	4,915,210
2,268	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series Series 2006-7	6.141%	6/25/36	CCC	1,091,293
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	AAA	4,940,777
4,103	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.735%	3/25/36	Ca	2,276,110
2,251	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.044%	8/25/35	Ba3	1,660,795
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.424%	9/25/37	CCC	876,146
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,173,430
1,511	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,067,100
3,015	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.206%	5/25/35	CCC	1,914,496
7,065	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	2.923%	9/19/35	CCC	5,618,136
2,922	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Ca	1,346,027
4,152	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.616%	7/27/37	D	2,845,315
2,564	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	3.654%	9/25/36	D	1,742,148
4,055	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa2	3,006,368
3,511	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	3.988%	4/24/37	Caa3	2,495,626
3,622	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.838%	8/25/36	D	2,739,628
4,254	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.139%	2/20/47	CCC	3,301,677
1,984	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	2,015,736
3,911	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	4.604%	4/25/37	CCC	2,897,288
1,116	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.735%	10/25/37	Caa1	972,950
2,269	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.599%	10/25/37	Caa1	1,799,460
6,245	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.844%	2/25/37	CCC	4,187,364
3,634	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1	2.406%	4/25/45	AA+	3,614,029
2,829	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	5.452%	6/25/37	CCC	2,065,868
2,842	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	5.000%	1/25/37	CCC	1,939,224
1,062	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	5.043%	11/25/36	CCC	835,245
2,713	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.283%	11/25/36	CCC	1,913,546
1,101	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.483%	4/25/33	B+	985,529
3,674	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,113,258
5,260	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	2.378%	12/25/36	CCC	3,663,248
1,879	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	5.943%	12/25/37	CCC	1,310,892
835	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	2.609%	10/25/36	D	634,355
438	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	2.739%	10/25/36	CCC	320,526
1,333	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.085%	11/25/37	Caa2	1,092,672
2,067	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	2.618%	7/25/36	D	1,487,522
493	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.759%	9/25/36	Caa1	437,373
1,043	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	2.744%	9/25/36	Caa2	766,916
1,901	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.697%	4/25/36	CC	1,541,245
2,795	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.666%	4/25/36	CC	2,298,680
540,548	Total Residential				268,091,934
$ 540,548	Total Mortgage-Backed Securities (cost $270,062,471)				268,091,934
	PPIP Limited Partnership – 26.7%
$ –	Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 100,609,042
$ –	Total PPIP Limited Partnership (cost $95,130,697)				100,609,042

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.4%
$ 9,003	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $9,003,296, collateralized by $8,225,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $9,188,164.	0.010%	4/02/12		$ 9,003,288
	Total Short-Term Investments (cost $9,003,288)				9,003,288
	Total Investments (cost $374,196,456) – 100.4%				377,704,264
	Other Assets Less Liabilities – (0.4)% (4)				(1,690,399)
	Net Assets – 100%				$ 376,013,865

Investments in Derivatives at March 31, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	Short	(188)	6/12	$ (41,386,438)	$ 11,365

Put Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
680	Eurodollar	$ 6,715,000	9/22/12	98.75	$ 42,500
680	Total Put Options Purchased (premiums paid $97,940)	$ 6,715,000			$ 42,500

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities		$ –	$ 268,091,934	$ –	$ 268,091,934
PPIP Limited Partnership		–	–	100,609,042	100,609,042
Short-Term Investments:
Repurchase Agreements		–	9,003,288	–	9,003,288
Derivatives:
Futures Contracts*		11,365	–	–	11,365
Options Purchased		42,500	–	–	42,500
Total		$ 53,865	$ 277,095,222	$ 100,609,042	$ 377,758,129

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited Partnership
Balance at the beginning of period					$ 82,487,819
Gains (losses):
Net realized gains (losses)					—
Net change in unrealized appreciation (depreciation)					18,121,223
Purchases at cost					—
Sales at proceeds					—
Net discounts (premiums)					—
Transfers in to					—
Transfers out of					—
Balance at the end of period					$ 100,609,042

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative	Asset Derivatives		Liability Derivatives
Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	Receivable for variation margin on open futures contracts	$ 11,365	Payable for variation margin on futures contracts*	$ –
Equity Price	Options	Put options purchased, at value	42,500	–	$ –

* Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $370,413,537.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 18,809,919
Depreciation					(11,519,192)

Net unrealized appreciation (depreciation) of investments					$ 7,290,727

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)					All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)					Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(4)					Other Assets Less Liabilities includes value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(5)					For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
PPIP					Public-Private Investment Program.
I/O					Interest only security.
N/A					Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012